Other revenues (Tables)	9 Months Ended
Sep. 30, 2023
Revenue [abstract]
Schedule of other revenues

	Three-month period		Nine-month period
	09/30/2023	09/30/2022	09/30/2023	09/30/2022
Performance fees (a)	48,645	30,764	104,840	123,702
Foreign exchange	26,659	31,137	67,769	73,733
Capital gains	25,341	2,651	34,428	63,565
Others	30,785	13,135	71,428	40,466
Total	131,430	77,687	278,465	301,466
(a) Consists substantially of the result of the commercial agreement between Inter and Mastercard, B3 and Liberty, which offers performance bonuses as the established goals are met.